SUPPLEMENT DATED NOVEMBER 28, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Other Fund Information section

In the Distribution and Servicing Arrangements subsection, the third paragraph under the heading “Revenue sharing payments” is deleted and replaced with the following:

In addition, Pacific Life as administrator or its affiliates may pay amounts from their own resources (up to 0.25% of account value on an annual basis) to compensate or reimburse unaffiliated financial intermediaries for administrative services and transfer agency functions provided to certain shareholders of the Funds (to the extent the Trust does not pay for such costs directly) such as plans (and plan participants) or other omnibus accounts (and beneficial owners). These administrative services and transfer agency functions include, among other services, acting as shareholder of record, processing purchase and redemption orders, answering questions, establishing and maintaining individual account records (e.g., sub-accounting, cost basis reporting, beneficial owner account statements), and delivering account statements, applicable tax forms, and proxy materials to beneficial owners.

Form No.	PFSUP1116

SUPPLEMENT DATED NOVEMBER 28, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2016

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF Mid-Cap Growth Fund and PF Mid-Cap Value Fund and are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Mid-Cap Growth Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, are deleted and replaced with the following:

Sub-Adviser – Ivy Investment Management Company. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Kimberly A. Scott, CFA, Senior Vice President	Since 2013
Nathan A. Brown, CFA, Vice President	Since 2016

PF Mid-Cap Value Fund – In the Management subsection, the paragraph immediately preceding the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Sub-Adviser – Boston Partners Global Investors, Inc. The primary person responsible for day-to-day management of the Fund is:

Disclosure Changes to the Additional Information About Fund Performance section

In the Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund subsection, the following paragraph is added with respect to the PF Mid-Cap Value Fund:

PF Mid-Cap Value Fund: Effective July 27, 2016, Boston Partners Global Investors, Inc. changed its name from Robeco Investment Management, Inc., doing business as Boston Partners.

Disclosure Changes to the About Management section

The table for Robeco Investment Management, Inc., doing business as Boston Partners, is moved from its current position to the location immediately following the table for Boston Management and Research Company, doing business as Eaton Vance Investment Managers, and the first two rows of the table are deleted and replaced with the following:

Boston Partners Global Investors, Inc.

909 Third Avenue, 32nd Floor, New York, NY 10022

Boston Partners Global Investors, Inc. (“Boston Partners”), formerly named Robeco Investment Management Inc. doing business as Boston Partners, is a registered investment adviser organized in Delaware. As of March 31, 2016, Boston Partners’ total assets under management were approximately $77.5 billion.

In addition, in the table for Ivy Investment Management Company, the following is added to the subsection for the PF Mid-Cap Growth Fund:

Nathan A. Brown, CFA	Vice president of Ivy since 2014 and assistant portfolio manager of Ivy’s mid cap growth fund since 2011. He joined Waddell & Reed as an equity investment analyst in 2003. Mr. Brown has over 13 years of investment experience. He has a BBA from the University of Iowa and an MBA from Vanderbilt University.

SUPPLEMENT DATED NOVEMBER 28, 2016

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2016

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2016, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The first sentence is deleted and replaced with the following:

The Trust is a Delaware statutory (formerly business) trust organized on May 21, 2001, and currently consists of forty separate Funds.

In the Management Information section, under the “Number of Funds in Fund Complex Overseen” column in the Interested Persons and Independent Trustees tables, the number “99” that appears in each row is deleted and replaced with “97.”

Also in the Management Information section, footnote 2 of the Interested Persons and Independent Trustees tables is deleted and replaced with the following:

The	“Fund Complex” currently consists of Pacific Select Fund (57 funds) and the Trust (40 Funds).

In the Board of Trustees section, in the Beneficial Ownership of Trustees table, the third sentence of footnote 2 is deleted and replaced with the following:

The	“Fund Complex” currently consists of 97 funds.

Also in the Board of Trustees section, in the Compensation table, the third sentence of footnote 2 is deleted and replaced with the following:

The	“Fund Complex” currently consists of 97 funds.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the disclosure for Boston Partners is deleted and replaced with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”)

(formerly named Robeco Investment Management, Inc., doing business as Boston Partners)

Boston Partners is a registered investment adviser organized in Delaware. Boston Partners is a wholly owned subsidiary of Robeco Group N.V., a Dutch global investment management company (“Robeco Group”). Robeco Group is wholly owned by ORIX Corporation, a diversified financial services company based in Japan.

In the Other Accounts Managed section, the following is added under Ivy’s portion of the table:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Ivy
Nathan A. Brown[1]
Registered Investment Companies	1	$210,995,677	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

[1]	Other Accounts Managed information as of September 30, 2016.

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FUND TRANSACTIONS AND BROKERAGE

In the Disclosure of Portfolio Holdings section, the reference to R.R. Donnelley is deleted and replaced with Donnelley Financial, LLC (formerly named R.R. Donnelley).

DISTRIBUTION OF TRUST SHARES

In the Distribution and/or Servicing Plans for Class A, B, C, R and, Investor Class Shares section, the section is renamed Distribution and/or Servicing Plans for Class A, B, C, R and Investor Class Shares and the last paragraph is deleted and replaced with the following:

Independent financial intermediaries unaffiliated with Pacific Life or its affiliates may perform administrative services and/or transfer agency functions with respect to applicable clients whose assets may be invested in the Funds. These administrative services and transfer agency functions, normally provided by Pacific Life as Administrator or the Funds’ transfer agent and/or sub-administrator (“Service Providers”) directly to Fund shareholders, may include, among other services, acting as shareholder of record, processing purchase and redemption orders, answering questions, establishing and maintaining individual account records (e.g., sub-accounting, cost basis reporting, beneficial owner account statements), and delivering account statements, applicable tax forms, and proxy materials to beneficial owners. Pacific Life may pay these amounts out of their own resources to compensate or reimburse such unaffiliated entities for the provision of these services and functions, which Pacific Life or the Fund’s Service Providers normally would perform.

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